Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 22,583	$ 36,634
Less: accumulated depreciation	[1]	(7,120)	(5,702)
Property, plant and equipment, net		15,463	30,932
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		3,306	5,065
Building & warehouse [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		7,658	13,381
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		6,416	6,295
Agricultural equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,477	2,404
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,397	1,681
Furniture & appliances [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		785	852
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	[2]	240	5,709
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 1,304	$ 1,247

[1]	The Company recorded total depreciation expense in the Consolidated Statement of Operations for approximately $1,418 and $2,346 in 2022 and 2021, respectively. Total depreciation for the year ended December 31, 2022 includes approximately $1,213 and $802 of depreciation, included in inventory and cost of goods sold, respectively. Total depreciation for the year ended December 31, 2021 includes approximately $1,133 and $586 of depreciation, included in inventory and costs of goods sold, respectively.
[2]	Construction in progress primarily relate to on-going construction of the Company’s Colombian facilities.